TRADE RECEIVABLES - Summary of Detailed Information About Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables	R$ 3,933,550	R$ 3,930,340
(-) Allowance for expected credit losses	(431,151)	(453,981)
Trade Receivables, Net	R$ 3,502,399	R$ 3,476,359